SEGMENTED INFORMATION (Narrative) (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of major customers [line items]
Number of major customers	3	3
Percentage of sales	75.00%	77.00%
Customer One [Member]
Disclosure of major customers [line items]
Percentage of sales	22.00%	15.00%
Customer Two [Member]
Disclosure of major customers [line items]
Percentage of sales	25.00%	29.00%
Customer Three [Member]
Disclosure of major customers [line items]
Percentage of sales	28.00%	33.00%